Impairment losses of financial assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment losses of financial assets
Loss on impairment adjustment of loans and advances to customers	R$ (1,140,756)	R$ (649,510)	R$ (239,840)
Recovery of written-off credits	53,825	73,719	39,612
Others impairment losses on financial assets	3,694	(19,790)	(13,460)
Impairment losses on financial assets	R$ (1,083,237)	R$ (595,581)	R$ (213,688)